Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Advertising expense	$ 52,480	$ 27,661	$ 147,693
Government grants and other assistance	$ 463	$ 2,265
Minimum [member]
Significant Accounting Policies [Line Items]
Amortization period	3 years
Intangible assets useful life	3 years
Minimum [member] | Restricted Stock Units (RSUs) [member]
Significant Accounting Policies [Line Items]
Share-based compensation arrangement by Share based payment award vesting period	3 years
Share based compensation arrangement by share-based payment award vesting rights	25.00%
Maximum [member]
Significant Accounting Policies [Line Items]
Amortization period	10 years
Intangible assets useful life	10 years
Maximum [member] | Restricted Stock Units (RSUs) [member]
Significant Accounting Policies [Line Items]
Share-based compensation arrangement by Share based payment award vesting period	4 years
Share based compensation arrangement by share-based payment award vesting rights	33.00%
Buildings [member]
Significant Accounting Policies [Line Items]
Intangible assets useful life	50 years
Customer Concentration Risk [member] | Sales Revenue [member] | Advertising Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	3.00%	4.00%	3.00%
Customer Concentration Risk [member] | Sales Revenue [member] | Commissions and Service Fees [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	83.00%	77.00%	81.00%
Customer Concentration Risk [member] | Sales Revenue [member] | Destination Services [member]
Significant Accounting Policies [Line Items]
Customer concentration risk		2.00%
Customer Concentration Risk [member] | Sales Revenue [member] | Other Revenues [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	2.00%	4.00%	2.00%
Customer Concentration Risk [member] | Sales Revenue [member] | Commissions and Service Fees Incentive Fees and Advertising [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	98.00%	96.00%	98.00%
Customer Concentration Risk [member] | Sales Revenue [member] | Travel Service Suppliers [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk	9.00%	13.00%	14.00%
Prepay Model [Member] | Customer Concentration Risk [member] | Sales Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	84.00%	78.00%	78.00%
PAD Model [Member] | Customer Concentration Risk [member] | Sales Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	2.00%	1.00%	3.00%